Cash Flow Disclosures - Summary of Movements in Debt That Impact Cash Flow as Part of Financing Activities (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Borrowings [Abstract]
Financial loan repaid	$ 9,174